Financial Risk (Details 13) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial assets [line items]
Gross amounts of assets	$ 11,157	$ 2,688
Net amount of assets presented in the consolidated statement of financial position	11,157	2,688
Gross amounts not offset in the consolidated statement of financial position
Cash collateral received	(9,350)	(1,496)
Net Amount	1,807	1,192
Derivative financial instruments used for hedging
Disclosure of offsetting of financial assets [line items]
Gross amounts of assets	11,157	2,688
Net amount of assets presented in the consolidated statement of financial position	11,157	2,688
Gross amounts not offset in the consolidated statement of financial position
Cash collateral received	(9,350)	(1,496)
Net Amount	$ 1,807	$ 1,192